Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Operating Lease Information
The table below summarizes the Company's operating lease portfolio related to continuing operations (in thousands):

	December 31, 2022	December 31, 2021
Right-of-use assets	$27,933	$30,684
Lease liabilities	34,391	31,364
Weighted average remaining lease term (in years)	9.29	10.22
Weighted average discount rate	6.50%	6.54%

Summary of Lease Cost and Other Information
The table below summarizes the Company's net operating lease cost related to continuing operations (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Operating lease cost	$6,230	$4,352	$850	$3,651
Short-term lease cost	612	218	96	1,641
Total operating and short-term lease cost	6,842	4,570	946	5,292
Variable lease cost	991	1,582	876	348
Sublease income	(859)	(93)	(23)	(425)
Net lease cost	$6,974	$6,059	$1,799	$5,215
The table below summarizes other information related to the Company’s operating leases in continuing operations (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$4,856	$2,442	$889	$3,767
Leased assets obtained in exchange for new operating lease liabilities	7,400	23,723	433	1,349

Maturity Analysis of Operating Leases
The following table presents a maturity analysis of operating leases and a reconciliation of the undiscounted cash flows to lease liabilities as of December 31, 2022 (in thousands):

2023	$5,864
2024	5,418
2025	4,760
2026	4,758
2027	4,473
Thereafter	21,729
Total undiscounted lease payments	47,002
Less: amounts representing interest	(12,611)
Total lease liabilities	$34,391